Income Taxes (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards				$ 17,907,487
Operating Loss Carryforwards				5,300,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-Based Compensation Cost				200,000
Uncertain tax liability				$ 0
Federal statutory tax rate	0.00%		1.43%	21.00%
Income tax benefit		$ 2,504,000	$ 2,504,000
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards				$ 13,000,000.0